J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.27

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304725144	Sales Price	(redacted)	(redacted)	Tape Value is the Appraisal Value. Review Value is the Sales Price.
(redacted)	304725144	Original Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304725144	Original Combined Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	305013276	Property Type	Single Family - Detached	PUD - Attached	Review Value captured from the appraisal. Source of Tape Value is unknown.
(redacted)	305013276	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material (Minimum Required (redacted)).
(redacted)	305013284	Property Type	Single Family - Attached	PUD - Attached	Subject is an attached PUD as per the appraisal. Source of Tape Value is unknown.
(redacted)	305069061	Property Type	Condo	PUD - Detached	Source of Tape Value is unknown. Per Appraisal and Title, property type is PUD - Detached.
(redacted)	305069061	Prepayment Penalty Clause?	Yes	No	Source of Tape Value is unknown. The loan does not have a prepayment penalty, as per Note/Approval/Lock.
(redacted)	305069061	Total Debt to Income Ratio	(redacted)	(redacted)	Source of tape is unknown. Approved DTI (redacted), variance < (redacted) is non-material.
(redacted)	305073476	Original Interest Rate	(redacted)	(redacted)	Source of Tape Value is unknown. Review Value captured as stated in the Note.
(redacted)	305073476	Original P&I Payment	(redacted)	(redacted)	Source of Tape Value is unknown. Review Value captured as stated in the Note.
(redacted)	305096744	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance (redacted) is non-material.
(redacted)	305089963	Prepayment Penalty Clause?	Yes	No	Not enforceable as term is displayed as N/A.
(redacted)	305089963	Appraised Value	(redacted)	(redacted)	Tape is sales price. Appraised value verified per appraisal.
(redacted)	305089963	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Tape source unknown. Lender approved DSCR per worksheet is (redacted), non-material variance due to rounding.